Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payments
Summary of the share option changes during the period presented and the total number of share options outstanding

		Weighted
		average
		exercise
	Number	price
	of options	$

Balance - January 1, 2019	624,478	8.34
Granted	580,440	7.26
Exercised	(1,800)	2.26
Forfeited/expired	(93,175)	8.12
Balance - December 31, 2019	1,109,943	8.09
Granted	687,255	14.44
Exercised	(235,123)	8.18
Forfeited/expired	(39,713)	10.05
Balance - December 31, 2020	1,522,362	10.97

Summary of estimated the fair value of the share options granted

	November 16,		December 15,		December 22,
	2020		2020		2020

Exercise price	$19.23		$18.24		$22.90
Expected volatility	85%		85%		85%
Expected life of options	6	years	6	years	6	years
Risk-free interest rate	0.46%		0.45%		0.48%
Dividend yield	—		—		—
Number of share options issued	84,900		10,000		11,500

	March 12,		May 20,		June 8,		August 17,
	2020		2020		2020		2020

Exercise price	$10.96		$12.55		$12.61		$15.02
Expected volatility	82%		84%		84%		83%
Expected life of options	6	years	6	years	6	years	6	years
Risk-free interest rate	0.60%		0.46%		0.58%		0.48%
Dividend yield	—		—		—		—
Number of share options issued	16,550		481,405		80,000		2,900

	May 15,		May 16,		November 18,
	2019		2019		2019

Share price on date of issuance	$6.72		$6.85		$8.50
Expected volatility	82%		82%		82%
Expected life of share options	6	years	6	years	6	years
Risk-free interest rate	1.59%		1.59%		1.40%
Dividend yield	—		—		—
Number of share options issued	13,300		484,940		82,200

Summary of the share options outstanding

		Weighted
		average
	Number of	remaining	Number of
Exercise price	options	contractual life	options
C$	outstanding	(years)	exercisable

2.40	11,300	1.88	11,300
8.50	28,728	6.88	21,938
9.10	10,300	8.38	4,069
9.20	435,781	8.38	147,340
9.30	44,147	7.65	23,317
9.70	4,950	6.32	4,950
9.90	2,300	7.24	1,577
10.20	9,900	7.46	7,700
11.00	57,784	5.95	57,784
11.23	71,500	8.89	19,362
11.90	19,011	7.39	844
13.50	8,300	5.61	8,300
14.60	93,406	5.64	93,406
15.00	52,800	4.66	52,800
15.15	14,050	9.20	—
16.87	80,000	9.44	—
17.44	469,305	9.39	—
20.39	2,400	9.63	—
23.02	10,000	9.96	—
24.31	84,900	9.88	—
25.01	11,500	9.98	—
	1,522,362	8.36	454,687

Summary of the RSUs changes during the period

Number of
RSUs

Balance - January 1, 2020	—
Granted	8,917
Forfeited	(200)
Balance - December 31, 2020	8,717